Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014
Document and Entity Information:
Entity Registrant Name	E-Qure Corp.
Document Type	S-1
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Entity Central Index Key	0001563536
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		2,592,400
Entity Public Float		$ 670,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY